Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 294,327	kr 258,657
Book value of financial liabilities	279,781	243,353
Fair value of financial assets	298,836	263,961
Fair value of financial liabilities	280,800	244,309
Surplus value (+) /Deficit value (-), financial assets	4,509	5,304
Surplus value (+) /Deficit value (-) financial liabilities	1,019	956
Borrowing from credit institutions
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Book value of financial liabilities	2,247	2,317
Fair value of financial liabilities	2,247	2,317
Debt securities issued
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Book value of financial liabilities	255,600	222,516
Fair value of financial liabilities	256,619	223,465
Surplus value (+) /Deficit value (-) financial liabilities	1,019	949
Derivatives
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Book value of financial liabilities	21,934	16,480
Fair value of financial liabilities	21,934	16,480
Subordinated securities issued
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Book value of financial liabilities		2,040
Fair value of financial liabilities		2,047
Surplus value (+) /Deficit value (-) financial liabilities		7
Cash and cash equivalents
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Book value of financial assets	2,416	1,231
Fair value of financial assets	2,416	1,231
Treasuries/government bonds
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Book value of financial assets	11,117	4,382
Fair value of financial assets	11,117	4,382
Other interest-bearing securities except loans
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Book value of financial assets	48,665	39,807
Fair value of financial assets	48,665	39,807
Loans in the form of interest-bearing securities
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Book value of financial assets	36,781	41,125
Fair value of financial assets	37,666	42,352
Surplus value (+) /Deficit value (-), financial assets	885	1,227
Loans to credit institutions
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Book value of financial assets	27,725	23,198
Fair value of financial assets	27,709	23,451
Surplus value (+) /Deficit value (-), financial assets	(16)	253
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	161,094	141,111
Fair value of financial assets	164,734	144,935
Surplus value (+) /Deficit value (-), financial assets	3,640	3,824
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	6,529	7,803
Fair value of financial assets	kr 6,529	kr 7,803